Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($) $ / shares shares	May 31, 2014 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized					10,000,000,000
Allocations to general reserve as a percentage of profit after tax	10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained	50.00%
Appropriation to statutory common reserve	10.00%
Threshold percentage of statutory common reserve required to be maintained	50.00%
Net assets restricted to transfer	¥ 1,264,954			$ 194,420
Other comprehensive income, tax expense or benefit | ¥	¥ 0	¥ 0	¥ 0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000		7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.000025
Ordinary shares, shares outstanding	409,345,857	380,922,773		409,345,857
Common Class B [Member]
Class of Stock [Line Items]
Shares transferred	13,749,910	43,385,700
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000		1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.000025
Ordinary shares, shares outstanding	992,705,325	1,003,326,973		992,705,325
Reserved Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized					1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.000025